SHARE-BASED COMPENSATION - Schedule of number of shares granted and fair value, long term incentive plan (Details) - LTIP	12 Months Ended			36 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	1,035,000	2,562,857	1,381,351	4,979,208
Fair value per share award (in euro per share) | € / shares	€ 0.752	€ 0.345	€ 0.671
Non Executive members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	205,000	100,000	305,000
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	201,050	130,131	331,181
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	105,000	326,807	186,220	618,027
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	930,000	1,830,000	965,000	3,725,000